Pension, Health Care and Postretirement Benefits Other Than Pensions (Details 4) - Postretirement Benefits Other than Pensions [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net pension costs:
Service costs	$ 2,485	$ 2,434	$ 3,061
Interest costs	11,182	12,782	12,183
Amortization of actuarial losses	1,011		3,934
Amortization of prior service credit	(4,529)	(503)	(328)
Net pension (credits) costs	10,149	14,713	18,850
Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year	(19,370)	27,757	(50,593)
Prior service costs during the year	(9,269)	(19,043)	(2,503)
Amortization of actuarial losses	(1,011)		(3,934)
Amortization of prior service credit	4,529	503	328
Total recognized in Cumulative other comprehensive loss	(25,121)	9,217	(56,702)
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss	$ (14,972)	$ 23,930	$ (37,852)